Average Annual Total Returns{- Fidelity Advisor Strategic Income Fund} - 12.31 Fidelity Advisor Strategic Income Fund - Retail PRO-10 - Fidelity Advisor Strategic Income Fund	Fidelity Strategic Income Fund Return Before Taxes Past 1 year	Fidelity Strategic Income Fund Return Before Taxes Since Inception		Fidelity Strategic Income Fund After Taxes on Distributions Past 1 year	Fidelity Strategic Income Fund After Taxes on Distributions Since Inception		Fidelity Strategic Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Strategic Income Fund After Taxes on Distributions and Sales Since Inception		LB091 Past 1 year	LB091 Since Inception		F0097 Past 1 year	F0097 Since Inception
Total	3.96%	5.18%	[1]	2.24%	3.45%	[1]	2.53%	3.29%	[1]	(1.10%)	4.50%	[1]	1.25%	4.45%	[1]

[1]	(a)From April 13, 2018